Income Tax Benefit	12 Months Ended
Jun. 30, 2024
Income taxes paid (refund) [abstract]
Income Tax Benefit
(6) Income Tax Benefit

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Current tax expense	$—	$—	$—
Deferred tax expense
Decrease/(increase) in deferred tax assets	(1,256)	176	(91)
(Decrease)/increase in deferred tax liabilities	1,256	(554)	(527)
	—	(378)	(618)

Income tax (expense) / benefit	$—	$378	$618
Reconciliation of income tax benefit

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Loss before income tax:	$(293,445)	$(15,595)	$(6,811)
Income tax benefit calculated at 30% (25% - 2022 & 2023)	(88,030)	(3,899)	(1,703)
Add: Commercial debt forgiveness gain	4,615	—	—
Less: Use of previously unrecognised tax now recouped to reduce current tax expense	(3,877)	—	—
Less: Use of Blackhole expenditure reserve to reduce current tax expense	(738)	—	—
Add: Non-deductible expenses	82,134	1,401	60
Add: Tax losses not recognised	5,240	1,907	781
Add: Accounting expenditure subject to R&D	655	374	432
Less: R&D tax recovery	—	(163)	(188)
Income tax benefit	$—	$(378)	$(618)
As per Note 4 – Grant Revenue, Vast is entitled to R&D offsets for qualifying R&D expenditure. For June 30, 2023 and June 30, 2022, these offsets were recorded as income, and relevant adjustments have been shown in the reconciliation above as a result. For June 30, 2024, Vast carries forward such allowances as future tax credits for the period in which the related research and development (R&D) expenses are recognised in accordance with IAS 12. No deferred tax assets were recorded for these tax credits.
The tax rate applied to taxable profit is the standard rate of corporations’ tax of 30% for the year ended June 30, 2024. The reduced corporate tax rate of 25% under the Base Rate Entity regime was applied for the years ended June 30, 2023 and June 30, 2022.
Non-deductible expenses for June 30, 2024 consists mainly of unrealised loss on derivative financial instruments and share-based listing expense incurred as part of the Capital Reorganisation. (Refer to Note 22 –
Financial Instruments - Fair Value and Financial Risk management and Note 25 – Capital reorganization (the “SPAC Merger”) respectively).
Tax losses and Unrecorded Deferred Tax Assets
As at June 30, 2024, Vast has unused tax losses of $12.21 million, $3.66 million tax effected ($12.55 million as of June 30, 2023) for which no deferred tax asset has been recognised, with unused R&D tax credit of $0.85 million tax effected (nil for June 30, 2023), $2.28 million unused (tax effected $0.68 million) Blackhole expenditure reserve ($0.9 million for June 30, 2023), $0.33 million (nil for June 30, 2023) tax effected investment in SiliconAurora and $0.81 million (nil for June 30, 2023) tax effected for interest expense, for which no deferred tax asset was recognized. Deferred tax assets have not been recognised for the unused tax losses as they are not likely to generate taxable income in the foreseeable future. They can be carried forward indefinitely subject to eligibility conditions.
During the year ended June 30, 2024, as part of the Capital Reorganisation, Vast entered into a Noteholder Support and Loan Termination Agreement whereby each of the convertible promissory notes held by AgCentral Energy will be discharged and terminated in exchange for Ordinary Shares, as repayment of all the principal outstanding and accrued interest immediately prior to the Capital Reorganisatin process. As such requirements of the Commercial Debt Forgiveness provisions of the income tax legislation applied, and a gain on forgiveness arose where the market value of the commercial debt amount released was greater than the market value of the shares issued. The net forgiven tax gain upon consummation of the Capital Reorganisation was $15.6 million. The gain on forgiveness was applied to reduce the tax losses brought forward as at June 30, 2023, and tax credit from Blackhole expenditure incurred in previous income years.
During the year ended June 30, 2024, Vast has elected to form an income tax consolidated group (TCG) effective from 1 July 2023 and the election has been processed by the Australian Taxation Office. The TCG comprises Vast Renewables Limited and its 9 wholly owned Australian subsidiaries (refer to Note 14 – Interest in other entities).
Current & deferred tax liabilities/assets

	Year Ended June 30,
	2024	2023

	(In thousands of US Dollars)
Current tax assets
R&D tax incentive receivable	$—	$638
	—	638
Deferred tax assets	1,675	419
Deferred tax liabilities	(1,675)	(419)
Net deferred tax (liability)/asset	$—	$—
Deferred tax balance movement for the year ended June 30, 2024:
a)Deferred tax assets

	As of July 1, 2023	(Charged)/ credited to profit or loss*	Movement in equity	Exchange differences (charged)/credited to comprehensive loss	As of June 30, 2024

	(In thousands of US Dollars)
Derivative financial instruments	$—	$169	$—	$—	$169
Contract liabilities	1	(1)	—	—	—
Lease liabilities	13	117	—	—	130
Share of loss of equity-accounted investee	15	(15)	—	—	—
Unused tax losses carryforwards	390	(390)	—	—	—
Provisions and accruals	—	400	—	2	402
Patent expenditure	—	88	—	1	89
Blackhole expenditure	—	884	—	—	884
Deferred tax assets	$419	$1,253	$—	$3	$1,675
__________________
*This includes impact of the change in tax rate during the year.
b)Deferred tax liabilities

	As of July 1, 2023	(Charged)/ credited to profit or loss*	Movement in equity	Exchange differences (charged)/credited to comprehensive loss	As of June 30, 2024

	(In thousands of US Dollars)
Borrowings and other financial liabilities	$(390)	$(1,137)	$—	$(16)	$(1,543)
Property, plant and equipment	(8)	3	—	1	(5)
Unrealised foreign exchange gain	—	(13)	—	—	(13)
Right of use asset	(10)	(103)	—	(1)	(114)
Prepaid expenses	(11)	11	—	—	—
	$(419)	$(1,239)	$—	$(16)	$(1,675)
__________________
*This includes impact of the change in tax rate during the year.
Deferred tax balance movement for the year ended June 30, 2023:
a)Deferred tax assets

	As of July 1, 2022	(Charged)/ credited to profit or loss	Movement in equity	Exchange differences (charged)/credited to comprehensive loss	As of June 30, 2023

	(In thousands of US Dollars)
Derivative financial instruments	$8	$(8)	$—	$—	$—
Deferred income	26	(24)	—	(1)	1
Lease liabilities	23	(9)	—	(1)	13
Share of loss of equity-accounted investee	2	13	—	—	15
Unused tax losses carryforwards	466	(58)	—	(18)	390
Provisions and accruals	93	(90)	—	(3)	—
Deferred tax assets	$618	$(176)	$—	$(23)	$419
b)Deferred tax liabilities

	As of July 1, 2022	(Charged)/ credited to profit or loss	Movement in equity	Exchange differences (charged)/credited to comprehensive loss	As of June 30, 2023

	(In thousands of US Dollars)
Borrowings – convertible notes	$(585)	$551	$(378)	$22	$(390)
Property, plant and equipment	(5)	(3)	—	—	(8)
Right of use asset	(20)	10	—	—	(10)
Prepaid expenses	(8)	(4)	—	1	(11)
Deferred tax liabilities	$(618)	$554	$(378)	$23	$(419)